NET REVENUE - Disaggregation of revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disaggregation of revenues
Net revenues	$ 567,677	¥ 3,952,053	¥ 1,785,970	¥ 959,486
Product
Disaggregation of revenues
Net revenues		3,929,698	1,770,227	949,217
B2C segment
Disaggregation of revenues
Net revenues		763,254	847,476	862,327
B2B segment
Disaggregation of revenues
Net revenues		3,166,444	922,751	86,890
Service
Disaggregation of revenues
Net revenues		22,355	15,743	10,269
MP Service
Disaggregation of revenues
Net revenues		17,239	12,375	8,767
Other Services
Disaggregation of revenues
Net revenues		¥ 5,116	¥ 3,368	¥ 1,502